ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Mar. 31, 2023
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS

NOTE 5: ASSET RETIREMENT OBLIGATIONS

In conjunction with the approval permitting the Company to resume drilling in the existing fields, the Company has recorded an asset retirement obligation (“ARO”) based upon the plan submitted in connection with the permit. The ARO results from the Company’s responsibility to abandon and reclaim their net share of all working interest properties and facilities. The Company disposed of $684,679 and $383,450 in ARO for sales of leases during the years ended March 31, 2023 and 2022, respectively.

The following table summarizes activity in the Company’s ARO for the years ended March 31, 2023 and 2022:

	March 31, 2023	March 31, 2022

Balance, beginning of period	$1,303,751	$1,531,589
Accretion expense	119,518	155,612
Reclamation obligations settled	-	-
Disposition due to sale of property	(684,679)	(383,450)
Additions	13,428	-
Changes in estimates	711,913	-
Balance, end of period	$1,463,931	$1,303,751

Total ARO at March 31, 2023 and 2022 shown in the table above consists of amounts for future plugging and abandonment liabilities on our wellbores and facilities based on third-party estimates of such costs, adjusted for inflation for the years ended March 31, 2023 and 2022, respectively. These values are discounted to present value at 8% per annum for the years ended March 31, 2023 and 2022.